ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Voyage expenses	$ 21,121	$ 27,676
Ship operating expenses	6,314	6,261
Administrative expenses	3,685	4,082
Interest expense	11,643	12,322
Taxes	300	0
Other	681	35
Accrued expenses	$ 43,744	$ 50,376